Other Gains and Losses, Net - Schedule of Other Gains and Losses, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Other Gains and Losses, Net [Abstract]
Net exchange (loss) gain	$ (356)	$ (267)	$ (222)	$ 151
Recovery of accounts and other receivables written off	1			2
Gain on disposal of subsidiaries	14,697	1,389	37,222
Other gains and losses, net	$ 14,342	$ 1,122	$ 37,000	$ 153